UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    8/15/2006
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            59
                                         ------------
Form 13F Information Table Value Total:  $227,997,439
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  5715864   70767          Sole             Sole      0    0
Abbott Laboratories            COM              2824100     509365   11680          Sole             Sole      0    0
American International Group   COM              26874107   4332575   73371          Sole             Sole      0    0
Amgen                          COM              31162100   5182736   79453          Sole             Sole      0    0
Analog Devices Inc             COM              32654105   3749293  116655          Sole             Sole      0    0
Applied Materials Inc.         COM              38222105    318437   19560          Sole             Sole      0    0
Arch Coal Inc                  COM              39380100   1663995   39273          Sole             Sole      0    0
Bank of America Corp           COM              60505104  52683112 1095283          Sole             Sole      0    0
Biomet Inc                     COM              90613100   4531677  144828          Sole             Sole      0    0
BP PLC Spons ADR               COM              55622104    779075   11192          Sole             Sole      0    0
Bruker Biosciences             COM              116794108  2223679  414866          Sole             Sole      0    0
Cameron Intl Corp              COM              13342B105  1830322   38315          Sole             Sole      0    0
Chevron Corporation            COM              166764100  2859104   46070          Sole             Sole      0    0
Cisco Systems Inc              COM              17275R102  4948746  253392          Sole             Sole      0    0
CitiGroup                      COM              172967101  6945390  143946          Sole             Sole      0    0
Coca-Cola Company              COM              191216100   967907   22499          Sole             Sole      0    0
CVS Corporation                COM              126650100  5190363  169067          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  2428588  113911          Sole             Sole      0    0
Eli Lilly & Co                 COM              532457108  3776486   68328          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  7057058  115029          Sole             Sole      0    0
General Electric Co            COM              369604103  6581156  199671          Sole             Sole      0    0
Goldman Sachs Group            COM              38141G104  5980930   39759          Sole             Sole      0    0
Home Depot                     COM              437076102   252677    7060          Sole             Sole      0    0
Intel Corp                     COM              458140100  3980752  209513          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  4548942   75139          Sole             Sole      0    0
iShares NASDAQ Biotechnology I COM              464287556  2355443   32399          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  2392212  395407          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  3943127   93884          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  1465869   24464          Sole             Sole      0    0
KFX                            COM              48245L107  1085829   71062          Sole             Sole      0    0
Liberty Media Hldg Cap A       COM              53071M302  1661637   19836          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  4023162   85745          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   251367    6900          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  4819561   69286          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4477695  192176          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  7480587  118345          Sole             Sole      0    0
Nokia Corp                     COM              654902204  4409187  217630          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2299754   35900          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  4938986   91598          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   593818    9890          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1124903   47929          Sole             Sole      0    0
Procter & Gamble Co            COM              742718109  4878138   87736          Sole             Sole      0    0
Saint Jude Medical             COM              790849103  1348510   41595          Sole             Sole      0    0
Schlumberger Ltd Com           COM              806857108  5377508   82591          Sole             Sole      0    0
Southern Company               COM              842587107   355242   11084          Sole             Sole      0    0
Sun Microsystems Inc           COM              866810104  1966184  473779          Sole             Sole      0    0
Symantec Corp                  COM              871503108  3038495  195527          Sole             Sole      0    0
Target Corp                    COM              87612E106  3141364   64280          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  3790485  125140          Sole             Sole      0    0
Time Warner                    COM              887315109   424888   24560          Sole             Sole      0    0
Tractor Supply Company         COM              892356106  1046195   18929          Sole             Sole      0    0
Urban Outfitters               COM              917047102  1488650   85114          Sole             Sole      0    0
Viisage Technology Inc         COM              92675K205  1293780   85342          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   291621    6054          Sole             Sole      0    0
Walgreen Co                    COM              931422109  3283978   73238          Sole             Sole      0    0
Walt Disney Company            COM              254687106   324780   10826          Sole             Sole      0    0
Waters Corp.                   COM              941848103  1504539   33886          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  4259843   93912          Sole             Sole      0    0
Yahoo Inc                      COM              984332106  3821873  115814          Sole             Sole      0    0
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